Borrowings	12 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
Borrowings
15.	Borrowings

Type	Drawn/ Maturities	Interest Rate	March 31, 2025	March 31, 2026
			US$	US$
Trade financing	April 10, 2025 to July 18, 2025	5.70% – 6.56% (2025: 5.70% – 6.56%)	584,350	—
Export financing	May 15, 2025 to June 30, 2025	5.38% – 6.72% (2025: 5.38% – 6.62%)	4,504,250	—
Total			5,088,600	—

Borrowings, current portion			5,088,600	—

Trade financing and export financing are usually settled within 120 (2025: 120) days from drawdown date.

Interest expense for the years ended March 31, 2025 and 2026 amounted to US$578,660 and US$132,780 respectively.

As of March 31, 2026, all outstanding borrowings have been fully repaid and discharged.

The currency profiles of the Company’s borrowing as at the end of each reporting period are as follows:

	March 31, 2025	March 31, 2026
United States Dollar	3,126,631	—
Hong Kong Dollar	1,961,969	—
	5,088,600	—